SUPPLEMENT DATED APRIL 10, 2009
TO THE INSTITUTIONAL CLASS PROSPECTUS
FOR PRINCIPAL FUNDS, INC.
DATED MARCH 1, 2009

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

RISK/RETURN SUMMARY

MIDCAP VALUE FUND III

In the Annual Fund Operating Expenses Table, replace footnote 1 with the following:

(1) Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.70%. The expense limit may be terminated at anytime.

SMALLCAP BLEND FUND

In the Annual Fund Operating Expenses Table, replace footnote 2 with the following:

(2) Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.80%. The expense limit may be terminated at anytime.

SMALLCAP GROWTH FUND

In the Annual Fund Operating Expenses Table, replace footnote 2 with the following:

(2) Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.80%. The expense limit may be terminated at anytime.

SMALLCAP VALUE FUND II

In the Annual Fund Operating Expenses Table, replace footnote 3 with the following:

(3) Principal has voluntarily agreed to limit the Fund's expenses attributable to Institutional Class shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.05%. The expense limit may be terminated at anytime.